COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Inventories	$ 70,964	$ 60,521
Gross carrying amount
Inventories
Electronics	56,282	29,614
Home and Health care	16,110	10,529
Tools and Workshop Equipment	259	22,121
Obsolescence Reserve
Inventories
Inventories	$ (1,687)	$ (1,743)